Goodwill (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of the Carrying Value of Goodwill
A summary of the carrying value of goodwill is as follows:

	As at
	March 31,	March 31,
	2021	2020
Gross carrying amount	$152,459	$146,824
Accumulated impairment of goodwill	(28,480)	(25,520)

Total	$123,979	$121,304

Summary of Movement in Goodwill by Reportable Segment
The movement in goodwill balance by reportable segment as at March 31, 2021 and 2020 is as follows:
Gross carrying amount

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2019	$126,496	$26,957	$153,453
Translation adjustment	(5,192)	(1,437)	(6,629)

Balance as at March 31, 2020	$121,304	$25,520	$146,824

Translation adjustment	2,675	2,960	5,635

Balance as at March 31, 2021	$123,979	$28,480	$152,459

Accumulated impairment losses

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2019	$—	$22,642	$22,642
Impairment of goodwill recognized during the year	—	4.085	4.085
Translation adjustment	—	(1,207)	(1,207)

Balance as at March 31, 2020	$—	$25,520	$25,520

Impairment of goodwill recognized during the year	—	—	—
Translation adjustment	—	2,960	2,960

Balance as at March 31, 2021	$—	$28,480	$28,480

Carrying Value of Goodwill Allocated to Cash Generating Units
The carrying value of goodwill allocated to the cash generating units (“CGU”) is as follows:

	As at
	March 31,	March 31,
	2021	2020
Research and Analytics	$43,594	$42,178
HealthHelp	39,082	39,082
Denali	29,542	29,542
South Africa	4,471	3,689
WNS Global BPM*	3,717	3,611
Technology services	3,573	3,202

	$123,979	$121,304

*	Excludes South Africa, Research and Analytics, Technology services, Denali and HealthHelp goodwill.

Key Assumptions Used in Performing Impairment Test, by each CGU
The key assumptions used in performing the impairment test, by each CGU, were as follows:

	CGU’s – As at March 31, 2021
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology services	WNS Auto Claims BPM
Discount rate	15.3%	16.2%	12.0%	15.3%	12.0%	14.0%	—
Perpetual growth rate	3.0%	3.0%	2.5%	3.0%	2.5%	2.0%	—

	CGU’s – As at March 31, 2020
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology services	WNS Auto Claims BPM
Discount rate	16.3%	16.9%	13.7%	16.3%	13.7%	14.5%	14.5%
Perpetual growth rate	3.0%	3.0%	2.5%	3.0%	2.5%	2.0%	2.0%

*	Excludes South Africa, Research and Analytics, Technology services, HealthHelp and Denali CGUs.